UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  666 5th Avenue, 35th Floor
          New York, New York 10103

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, August 14, 2009

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   22
                                                ---------------

Form 13F Information Table Value Total:             $ 61,060
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                TITLE OF               VALUE    SHRS OR    SH/   PUT/  INVESTMENT    OTHER
  NAME OF ISSUER                 CLASS      CUSIP     (X$1000)  PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------                 -----      -----     --------  -------    ---   ----  ----------   --------   ----    ------   ----
ACURA PHARMACEUTICALS INC        COM        00509L703      93      15,593  SH           OTHER       1           -       15,593   -
ATS MED INC                      COM        002083103   2,379     720,764  SH           OTHER       1           -      720,764   -
BIOMARIN PHARMACEUTICAL COM      COM        09061G101   6,173     395,471  SH           OTHER       1           -      395,471   -
BOSTON SCIENTIFIC CORP           COM        101137107   3,397     335,000  SH           OTHER       1           -      335,000   -
COVENTRY HEALTH CARE INC         COM        222862104     992      52,995  SH           OTHER       1           -       52,995   -
ELECTRO OPTICAL SCIENCES INC     COM        285192100   1,039     133,400  SH           OTHER       1           -      133,400   -
HEALTH NET INC                   COM        42222G108   2,036     130,952  SH           OTHER       1           -      130,952   -
HEMISPHERX BIOPHARMA INC         COM        42366C103      20       7,686  SH           OTHER       1           -        7,686   -
IMPAX LABORATORIES INC           COM        45256B101   2,396     325,480  SH           OTHER       1           -      325,480   -
JAZZ PHARMACEUTICALS INC         COM        472147107     222      60,000  SH           OTHER       1           -       60,000   -
MAKO SURGICAL CORP               COM        560879108      75       8,295  SH           OTHER       1           -        8,295   -
MANNKIND CORP                    COM        56400P201     327      39,295  SH           OTHER       1           -       39,295   -
MOLECULAR INSIGHT PHARM INC      COM        60852M104     567     109,600  SH           OTHER       1           -      109,600   -
NIGHTHAWK RADIOLOGY HLDGS INC    COM        65411N105   4,225   1,142,020  SH           OTHER       1           -    1,142,020   -
NOVAVAX INC                      COM        670002104     410     125,000  SH           OTHER       1           -      125,000   -
ORCHID CELLMARK INC              COM        68573C107   6,563   4,102,026  SH           OTHER       1           -    4,102,026   -
OSIRIS THERAPEUTICS INC          COM        68827R108   1,455     108,552  SH           OTHER       1           -      108,552   -
PURE BIOSCIENCE                  COM        746218106      68      37,533  SH           OTHER       1           -       37,533   -
QUESTCOR PHARMACEUTICALS INC     COM        74835Y101   7,875   1,574,968  SH           OTHER       1           -    1,574,968   -
RURAL / METRO CORP               COM        781748108   9,213   3,612,901  SH           OTHER       1           -    3,612,901   -
TRIPLE - S MGMT CORP             COM        896749108  10,765     690,484  SH           OTHER       1           -      690,484   -
YM BIOSCIENCES INC               COM        984238105     770   1,350,000  SH           OTHER       1           -    1,350,000   -